Note 10 - Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities and other payables consisted of the following at December 31, 2012 and 2011:

	2012	2011

Other payables	$89,982	$30,011
Salary payable	961,669	497,257
Franchising subsidy	179,786	187,758
Accrued expenses	264,398	119,102

Total	$1,495,835	$834,128